Annual Fund Operating Expenses (Vanguard Long-Term Bond Index Fund ETF)	Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%